S000071711 [Member] Investment Strategy - Putnam Sustainable Future ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Principal investment strategies
Strategy Narrative [Text Block]
The fund invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services the Investment Manager believes provide solutions that directly contribute to sustainable social, environmental and economic development (“Solutions Companies”). Stocks of this type of company are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose revenues, earnings, or cash flows are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. The Investment Manager may consider, among other factors, a company’s impact on sustainable environmental, social and economic development (as described below), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
The Investment Manager’s approach to sustainable investing incorporates fundamental research together with consideration of sustainable environmental, social and economic development impact. The Investment Manager believes that companies whose products and services produce positive environmental, social and economic development impact also often demonstrate potential for strong financial growth. Under normal circumstances, the fund invests at least 80% of the value of its net assets in securities that meet the Investment Manager’s sustainability criteria. These criteria are based on a proprietary sustainability solutions map that links to the United Nations Sustainable Development Goals. In applying these criteria, the Investment Manager will assign each company a proprietary environmental, social and/or corporate governance (“ESG”) rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet the Investment Manager’s sustainability criteria for purposes of this investment policy, a company must be rated 2 or 1 by the Investment Manager. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. The Investment Manager may not apply sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the Investment Manager’s sustainability criteria. In selecting each investment the Investment Manager considers the extent to which a company’s products or services may provide solutions to forward-looking sustainability needs, creating positive impact in environmental, social and economic development areas. Environmental impacts may include, for example, reduction of carbon emissions and improved water quality. Social impacts may include, for example, improvements in employee well-being, supplier standards, or access to products, information, or security. Economic development impacts may include, for example, stakeholder analysis and shared value approaches to business practices, access to economic opportunity, or improvements in operational effectiveness or efficiency.
The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (“Order”) and does not publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the fund’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (“Representative ETFs”); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund — Tracking basket structure” in the prospectus.
The fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value per share at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund’s actual portfolio in percentage terms.